Income Taxes - Components of Income Tax (Provision) Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense:
Current income tax expense	$ 6,613	$ 19,031	$ 26,959
Deferred tax benefit (expense):
Deferred tax benefit	15,494	9,840	18,661
Income tax expense	(22,107)	(28,871)	(45,620)
Luxembourg
Current income tax expense:
Current income tax expense	(53)	1,107	979
Deferred tax benefit (expense):
Deferred tax benefit	2,893	2,908	1
United States
Current income tax expense:
Current income tax expense	1,874	2,347	6,030
Deferred tax benefit (expense):
Deferred tax benefit	448	1,071	(4,281)
Other Jurisdictions
Current income tax expense:
Current income tax expense	4,792	15,577	19,950
Deferred tax benefit (expense):
Deferred tax benefit	$ 12,153	$ 5,861	$ 22,941